Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (48,149)	$ (65,171)	$ (276,595)	$ (70,555)
Net cash used in operating activities	(33,837)	$ (21,734)	(93,266)	(57,280)
Accumulated deficit	(476,880)		(428,731)	$ (152,136)
Cash and cash equivalents	$ 205,400		$ 262,300